Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	January 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
EQUITY – 90.0%
Consumer Discretionary Select Sector SPDR Fund	52,942	$8,577,133
Industrial Select Sector SPDR Fund	95,053	8,057,643
Invesco QQQ Trust Series 1	27,056	8,510,735
iShares Russell 2000 ETF	42,812	8,800,435
iShares Russell Mid-Cap Value ETF	87,683	8,481,577
iShares U.S. Real Estate ETF	100,064	8,533,458
Technology Select Sector SPDR Fund	65,265	8,414,616
Vanguard Growth ETF	33,340	8,360,672
Vanguard Mid-Cap Value ETF	71,475	8,480,509
		76,216,778
FIXED INCOME – 9.9%
iShares iBoxx High Yield Corporate Bond ETF	96,784	8,417,304
TOTAL EXCHANGE-TRADED FUNDS (Cost $83,723,584)		84,634,082

SHORT-TERM INVESTMENTS – 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	50,762	50,762
TOTAL SHORT TERM INVESTMENTS (Cost $50,762)		50,762
TOTAL INVESTMENTS – 100.0% (Cost $83,774,346)		84,684,844
Liabilities in Excess of Other Assets – (0.0)%		(21,717)
TOTAL NET ASSETS – 100.0%		$84,663,127

#    The rate is the annualized seven-day yield at period end.